TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December, 31
	2024	2025
In respect of:
Net operating loss carry forward	$45,153	$53,399
Research and development expenses	4,397	5,017
Other	240	88
Less – valuation allowance	(49,790)	(58,504)
Net deferred tax assets	$-	$-

Schedule of effective income tax rate reconciliation
	Year ended December 31, 2023		Year ended December 31, 2024		Year ended December 31, 2025
	Amount	Percent	Amount	Percent	Amount	Percent
benefit from income taxes at the Israeli statutory tax rate	6,265	23%	2,433	23%	1,409	23%
Changes in valuation allowances	(3,218)	(12)%	(1,878)	(18)%	(8,714)	(142)%
Non-deductible items	436	2%	188	2%	30	1%
Difference resulting from using NIS as the measurement basis for tax purposes	(3,483)	(13)%	(743)	(7)%	7,275	119%
Total tax provision and effective tax rate	$-	0%	$-	0%	$-	0%

Schedule of Roll Forward of Valuation Allowance
Balance as of January 1, 2023	$44,694
Additions	3,218
Balance as of December 31, 2023	$47,912
Additions	1,878
Balance as of December 31, 2024	$49,790
Additions	8,714
Balance as of December 31, 2025	$58,504